Note 10 - Options and Warrants to Purchase Common Stock - Summary of the Status of the Options Outstanding (Details) - $ / shares	6 Months Ended	12 Months Ended
	Jun. 30, 2018	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Options Outstanding Number Outstanding (in shares)	61,050,122	57,057,768	21,277,479	17,806,472
Options outstanding, weighted average remaining contractual life (Year)	6 years 299 days	7 years 164 days
Options outstanding, weighted average exercise price (in dollars per share)	$ 0.34	$ 0.36
Options exercisable, number exercisable (in shares)	49,980,471	37,273,079
Options exercisable, weighted average exercise price (in dollars per share)	$ 0.40	$ 0.52
Exercise Price 1 [Member]
Options Outstanding Number Outstanding (in shares)		34,475,000
Options outstanding, weighted average remaining contractual life (Year)	9 years 124 days	9 years 346 days
Options outstanding, weighted average exercise price (in dollars per share)	$ 0.06	$ 0.06
Options exercisable, number exercisable (in shares)	26,697,225	15,568,718
Options exercisable, weighted average exercise price (in dollars per share)	$ 0.06	$ 0.06
Exercise Price 2 [Member]
Options Outstanding Number Outstanding (in shares)		545,289
Options outstanding, weighted average remaining contractual life (Year)	9 years 175 days	9 years 357 days
Options outstanding, weighted average exercise price (in dollars per share)	$ 0.075	$ 0.075
Options exercisable, number exercisable (in shares)	408,968	45,289
Options exercisable, weighted average exercise price (in dollars per share)	$ 0.075	$ 0.075
Exercise Price 3 [Member]
Options Outstanding Number Outstanding (in shares)		500,000
Options outstanding, weighted average remaining contractual life (Year)	4 years 339 days	3 years 226 days
Options outstanding, weighted average exercise price (in dollars per share)	$ 0.11	$ 0.16
Options exercisable, number exercisable (in shares)	69,444	500,000
Options exercisable, weighted average exercise price (in dollars per share)	$ 0.11	$ 0.16
Exercise Price 4 [Member]
Options Outstanding Number Outstanding (in shares)		81,395
Options outstanding, weighted average remaining contractual life (Year)	4 years 222 days	6 years 51 days
Options outstanding, weighted average exercise price (in dollars per share)	$ 0.12	$ 0.21
Options exercisable, number exercisable (in shares)	1,000,000	40,698
Options exercisable, weighted average exercise price (in dollars per share)	$ 0.12	$ 0.21
Exercise Price 5 [Member]
Options Outstanding Number Outstanding (in shares)		100,000
Options outstanding, weighted average remaining contractual life (Year)	3 years 47 days	2 years 259 days
Options outstanding, weighted average exercise price (in dollars per share)	$ 0.16	$ 0.22
Options exercisable, number exercisable (in shares)	500,000	100,000
Options exercisable, weighted average exercise price (in dollars per share)	$ 0.16	$ 0.22
Exercise Price 6 [Member]
Options Outstanding Number Outstanding (in shares)		1,066,155
Options outstanding, weighted average remaining contractual life (Year)	5 years 233 days	3 years 131 days
Options outstanding, weighted average exercise price (in dollars per share)	$ 0.21	$ 0.24
Options exercisable, number exercisable (in shares)	81,395	1,066,155
Options exercisable, weighted average exercise price (in dollars per share)	$ 0.21	$ 0.24
Exercise Price 7 [Member]
Options Outstanding Number Outstanding (in shares)		2,087,500
Options outstanding, weighted average remaining contractual life (Year)	2 years 80 days	4 years 288 days
Options outstanding, weighted average exercise price (in dollars per share)	$ 0.22	$ 0.25
Options exercisable, number exercisable (in shares)	100,000	2,087,500
Options exercisable, weighted average exercise price (in dollars per share)	$ 0.22	$ 0.25
Exercise Price 8 [Member]
Options Outstanding Number Outstanding (in shares)		35,595
Options outstanding, weighted average remaining contractual life (Year)	2 years 317 days	5 years 105 days
Options outstanding, weighted average exercise price (in dollars per share)	$ 0.24	$ 0.27
Options exercisable, number exercisable (in shares)	1,066,155	17,798
Options exercisable, weighted average exercise price (in dollars per share)	$ 0.24	$ 0.27
Exercise Price 9 [Member]
Options Outstanding Number Outstanding (in shares)		474,815
Options outstanding, weighted average remaining contractual life (Year)	4 years 105 days	6 years 131 days
Options outstanding, weighted average exercise price (in dollars per share)	$ 0.25	$ 0.28
Options exercisable, number exercisable (in shares)	2,087,500	362,408
Options exercisable, weighted average exercise price (in dollars per share)	$ 0.25	$ 0.28
Exercise Price 10 [Member]
Options Outstanding Number Outstanding (in shares)		234,506
Options outstanding, weighted average remaining contractual life (Year)	4 years 288 days	5 years 47 days
Options outstanding, weighted average exercise price (in dollars per share)	$ 0.27	$ 0.285
Options exercisable, number exercisable (in shares)	35,595	234,506
Options exercisable, weighted average exercise price (in dollars per share)	$ 0.27	$ 0.285
Exercise Price 11 [Member]
Options Outstanding Number Outstanding (in shares)		81,522
Options outstanding, weighted average remaining contractual life (Year)	5 years 313 days	3 years 18 days
Options outstanding, weighted average exercise price (in dollars per share)	$ 0.28	$ 0.30
Options exercisable, number exercisable (in shares)	474,815	40,716
Options exercisable, weighted average exercise price (in dollars per share)	$ 0.28	$ 0.30
Exercise Price 12 [Member]
Options Outstanding Number Outstanding (in shares)		200,000
Options outstanding, weighted average remaining contractual life (Year)	4 years 233 days	7 years 43 days
Options outstanding, weighted average exercise price (in dollars per share)	$ 0.285	$ 0.66
Options exercisable, number exercisable (in shares)	234,506	200,000
Options exercisable, weighted average exercise price (in dollars per share)	$ 0.285	$ 0.66
Exercise Price 13 [Member]
Options Outstanding Number Outstanding (in shares)		150,000
Options outstanding, weighted average remaining contractual life (Year)	2 years 204 days	7 years 36 days
Options outstanding, weighted average exercise price (in dollars per share)	$ 0.30	$ 0.68
Options exercisable, number exercisable (in shares)	81,522	99,990
Options exercisable, weighted average exercise price (in dollars per share)	$ 0.30	$ 0.68
Exercise Price 14 [Member]
Options Outstanding Number Outstanding (in shares)		7,233,277
Options outstanding, weighted average remaining contractual life (Year)	6 years 229 days	361 days
Options outstanding, weighted average exercise price (in dollars per share)	$ 0.66	$ 0.70
Options exercisable, number exercisable (in shares)	200,000	7,233,277
Options exercisable, weighted average exercise price (in dollars per share)	$ 0.66	$ 0.70
Exercise Price 15 [Member]
Options Outstanding Number Outstanding (in shares)		488,356
Options outstanding, weighted average remaining contractual life (Year)	6 years 222 days	7 years 138 days
Options outstanding, weighted average exercise price (in dollars per share)	$ 0.68	$ 0.73
Options exercisable, number exercisable (in shares)	150,000	371,666
Options exercisable, weighted average exercise price (in dollars per share)	$ 0.68	$ 0.73
Exercise Price 16 [Member]
Options Outstanding Number Outstanding (in shares)		3,104,653
Options outstanding, weighted average remaining contractual life (Year)	182 days	4 years 54 days
Options outstanding, weighted average exercise price (in dollars per share)	$ 0.70	$ 0.83
Options exercisable, number exercisable (in shares)	7,233,277	3,104,653
Options exercisable, weighted average exercise price (in dollars per share)	$ 0.70	$ 0.83
Exercise Price 17 [Member]
Options Outstanding Number Outstanding (in shares)		975,000
Options outstanding, weighted average remaining contractual life (Year)	6 years 324 days	6 years 164 days
Options outstanding, weighted average exercise price (in dollars per share)	$ 0.73	$ 0.84
Options exercisable, number exercisable (in shares)	488,356	975,000
Options exercisable, weighted average exercise price (in dollars per share)	$ 0.73	$ 0.84
Exercise Price 18 [Member]
Options Outstanding Number Outstanding (in shares)		300,000
Options outstanding, weighted average remaining contractual life (Year)	3 years 237 days	5 years 233 days
Options outstanding, weighted average exercise price (in dollars per share)	$ 0.83	$ 1.10
Options exercisable, number exercisable (in shares)	3,104,653	300,000
Options exercisable, weighted average exercise price (in dollars per share)	$ 0.83	$ 1.10
Exercise Price 19 [Member]
Options Outstanding Number Outstanding (in shares)		300,000
Options outstanding, weighted average remaining contractual life (Year)	5 years 346 days	5 years 175 days
Options outstanding, weighted average exercise price (in dollars per share)	$ 0.84	$ 1.15
Options exercisable, number exercisable (in shares)	975,000	300,000
Options exercisable, weighted average exercise price (in dollars per share)	$ 0.84	$ 1.15
Exercise Price 20 [Member]
Options Outstanding Number Outstanding (in shares)		100,000
Options outstanding, weighted average remaining contractual life (Year)	5 years 51 days	29 days
Options outstanding, weighted average exercise price (in dollars per share)	$ 1.10	$ 1.24
Options exercisable, number exercisable (in shares)	300,000	100,000
Options exercisable, weighted average exercise price (in dollars per share)	$ 1.10	$ 1.24
Exercise Price 21 [Member]
Options Outstanding Number Outstanding (in shares)		115,000
Options outstanding, weighted average remaining contractual life (Year)	4 years 361 days	3 years 87 days
Options outstanding, weighted average exercise price (in dollars per share)	$ 1.15	$ 1.35
Options exercisable, number exercisable (in shares)	300,000	115,000
Options exercisable, weighted average exercise price (in dollars per share)	$ 1.15	$ 1.35
Exercise Price 22 [Member]
Options Outstanding Number Outstanding (in shares)		125,000
Options outstanding, weighted average remaining contractual life (Year)	2 years 270 days	29 days
Options outstanding, weighted average exercise price (in dollars per share)	$ 1.35	$ 1.45
Options exercisable, number exercisable (in shares)	115,000	125,000
Options exercisable, weighted average exercise price (in dollars per share)	$ 1.35	$ 1.45
Exercise Price 23 [Member]
Options Outstanding Number Outstanding (in shares)		300,000
Options outstanding, weighted average remaining contractual life (Year)	3 years 328 days	4 years 146 days
Options outstanding, weighted average exercise price (in dollars per share)	$ 1.55	$ 1.55
Options exercisable, number exercisable (in shares)	300,000	300,000
Options exercisable, weighted average exercise price (in dollars per share)	$ 1.55	$ 1.55
Exercise Price 24 [Member]
Options Outstanding Number Outstanding (in shares)		7,645
Options outstanding, weighted average remaining contractual life (Year)	4 years 142 days	32 days
Options outstanding, weighted average exercise price (in dollars per share)	$ 1.66	$ 1.58
Options exercisable, number exercisable (in shares)	3,077,060	7,645
Options exercisable, weighted average exercise price (in dollars per share)	$ 1.66	$ 1.58
Exercise Price 25 [Member]
Options Outstanding Number Outstanding (in shares)		3,077,060
Options outstanding, weighted average remaining contractual life (Year)	3 years 51 days	4 years 324 days
Options outstanding, weighted average exercise price (in dollars per share)	$ 1.90	$ 1.66
Options exercisable, number exercisable (in shares)	900,000	3,077,060
Options exercisable, weighted average exercise price (in dollars per share)	$ 1.90	$ 1.66
Exercise Price 26 [Member]
Options Outstanding Number Outstanding (in shares)		900,000
Options outstanding, weighted average remaining contractual life (Year)		3 years 229 days
Options outstanding, weighted average exercise price (in dollars per share)		$ 1.90
Options exercisable, number exercisable (in shares)		900,000
Options exercisable, weighted average exercise price (in dollars per share)		$ 1.90